Taxation - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Expense Benefits [line items]
Effective tax rate (percentage)	27.20%	23.60%
Increase in applicable tax rate		2.00%
Applicable tax rate (percentage)	19.00%	19.00%
At 1 April 2023
Income Tax Expense Benefits [line items]
Increase in applicable tax rate	6.00%
Applicable tax rate (percentage)	25.00%